Note 12 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Salaries, bonus and benefits	$ 3,613	$ 2,628
Engineering related expenses	465	1,070
Other payables (refer to Note 7)	348	629
Legal and audit fees	302	186
Shipping expenses	169	152
Withholding tax payable	151	118
Promotional expenses	107	83
Warranty provision	96	114
Value-added tax payable	37	50
Payable for acquisition of equipment	9	283
Other accrued expenses	476	621
Total	$ 5,773	$ 5,934